Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Changes in common shares issued

During the years ended December 31, 2012 and 2011, changes in CNH common shares issued were as follows:

	Common Shares
	2012	2011
	(in thousands)
Issued as of beginning of year	239,871	238,588
Issuances of CNH Common Shares:
Shares issued to Directors	8	32
Stock-based compensation	2,611	1,251
Conversion of common shares into common shares B	(211,866)	—

Issued as of end of year	30,624	239,871